Reverse Recapitalizations (Tables)	6 Months Ended
Jun. 30, 2026
Reverse Recapitalizations [Abstract]
Schedule of Ordinary Share Capital Issuance

On completion, the Company issued 119,522,880 ordinary shares to existing CSIL shareholders, 6,564,647 ordinary shares to the PIPE investor, including commitment-fee shares, and 1,292,681 ordinary shares to non-redeeming Vine Hill shareholders.

Ordinary shares
Recipient	Number
CSIL shareholders (excluding PIPE shares)	119,522,880
PIPE investor	6,564,647
Non-redeeming Vine Hill public shareholders	1,292,681
Shares issued to Vine Hill Capital Sponsor I LLC	4,400,001
Total	131,780,209

Schedule of Ordinary Share Cash Proceeds

Cash proceeds

$
Gross PIPE cash proceeds	48,980
Less: PIPE placement fee	(2,500)
Less: transaction costs apportioned to PIPE shares	(20,469)
Total Net PIPE proceeds	26,011

Gross trust cash attributable to non-redeeming shareholders	13,844
Less: transaction costs apportioned to SPAC shares	(17,750)
Total Net SPAC shareholder proceeds	(3,906)
Total	22,105